
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/95      AMENDMENT 01


Institutional Investment Manager:

BOSTON SAFE DEPOSIT AND TRUST COMPANY OF NEW YORK
40 ROCKEFELLER PLAZA
NEW YORK                                          NY            10285-0000


Assets reportable under Section 13(F) of the Securities
Exchange Act of 1934 are included in the report on Form 13F of the reporting institution's parent company, Mellon Bank, N.A., to which reference is hereby made.


Name, Title and Telephone Number of Person Submitting Report:

    MARILYN K. KOLB                SECRETARY                    617-722-7610


Signature, Place and Date of Signing:

/s/ MARILYN K. KOLB                BOSTON                       MA    12/05/95


Managers Reporting on Behalf of Reporting Manager:

MELLON BANK, N.A.                                               028-00620

























                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED